Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings per share [abstract]
Summary of Pertinent Data Relating to Computation of Basic and Diluted Net Loss Per Share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Three months ended		Nine months ended
	September 30,		September 30,
	2020	2019	2020	2019
	$	$	$	$
Net loss	(1,136)	(331)	(3,807)	(5,036)
Basic weighted average number of shares outstanding	56,211,486	16,887,819	33,832,136	16,651,969
Net loss per share (basic)	(0.02)	(0.02)	(0.11)	(0.31)

Diluted weighted average number of shares outstanding	56,211,486	16,887,819	33,832,136	16,651,969
Net loss per share (diluted)	(0.02)	(0.02)	(0.11)	(0.31)

Items excluded from the calculation of diluted net loss per share because the exercise price was greater than the average market price of the common shares or due to their anti-dilutive effect
Stock options	326,410	660,021	326,410	660,021
Deferred share units	173,000	235,000	173,000	235,000
Warrants (number of equivalent shares)	47,232,366	4,887,810	47,232,366	6,765,314